Related party transactions - Major Balances with Related Parties (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)	Nov. 25, 2020 CNY (¥)
Amounts due from related parties, Current
Expenses allocated to Relx Inc.'s non-PRC operations	¥ 5,112
Sales of products to related party		¥ 1,936
Amounts due to related parties, Current
Due from Related Parties, Current, Total	5,112	1,936		$ 741
Total	(423)			$ (61)
Net amount due to the Parent waived					¥ 600,000
Net revenue from related party	62,268	516,399	¥ 918,541
Related Party A
Amounts due to related parties, Current
Net revenue from related party			¥ 1,416
Relx Inc.
Amounts due to related parties, Current
Total	(423)
Net amount of balance with related party	¥ 4,689	¥ 1,936